Accounts Payable and Other Current Liabilities - Schedule of Other Payables and Current Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Other Liabilities Disclosure [Abstract]
Accounts Payable	$ 373.1	$ 316.0
Accrued expenses and other	125.8	103.7
Accrued interest	55.4	101.8
Interest Payable, Current	78.0	68.3
Accounts Payable and Accrued Liabilities, Current	$ 632.3	$ 589.8